Annual Total Returns - Class A	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
MFS Core Bond Fund
Prospectus [Line Items]
Annual Return [Percent]	1.63%	6.07%
MFS Lifetime Income Fund
Prospectus [Line Items]
Annual Return [Percent]	5.97%	9.34%	(11.76%)	6.29%	9.87%	13.52%	(2.64%)	8.05%	5.03%	(0.68%)
MFS Lifetime 2025 Fund
Prospectus [Line Items]
Annual Return [Percent]	6.43%	10.14%	(12.55%)	8.28%	10.37%	17.53%	(4.24%)	13.06%	7.28%	(0.71%)
MFS Lifetime 2030 Fund
Prospectus [Line Items]
Annual Return [Percent]	8.13%	12.16%	(13.99%)	12.45%	11.62%	21.73%	(5.96%)	16.91%	8.60%	(0.72%)
MFS Lifetime 2035 Fund
Prospectus [Line Items]
Annual Return [Percent]	10.31%	14.55%	(15.02%)	16.89%	12.61%	24.76%	(7.28%)	19.13%	8.87%	(0.42%)
MFS Lifetime 2040 Fund
Prospectus [Line Items]
Annual Return [Percent]	12.06%	16.01%	(15.48%)	18.59%	12.88%	25.86%	(7.82%)	20.47%	8.73%	(0.13%)
MFS Lifetime 2045 Fund
Prospectus [Line Items]
Annual Return [Percent]	12.60%	16.32%	(15.70%)	19.92%	13.01%	26.44%	(8.12%)	20.87%	8.81%	(0.18%)
MFS Lifetime 2050 Fund
Prospectus [Line Items]
Annual Return [Percent]	12.92%	16.55%	(15.87%)	20.11%	13.01%	26.49%	(8.12%)	20.86%	8.80%	(0.14%)
MFS Lifetime 2055 Fund
Prospectus [Line Items]
Annual Return [Percent]	12.90%	16.51%	(15.82%)	20.13%	13.05%	26.47%	(8.21%)	20.93%	8.74%	(0.20%)
MFS Lifetime 2060 Fund
Prospectus [Line Items]
Annual Return [Percent]	12.99%	16.51%	(15.97%)	20.10%	13.23%	26.58%	(8.16%)	20.92%
MFS Lifetime 2065 Fund
Prospectus [Line Items]
Annual Return [Percent]	12.98%	16.58%	(16.13%)